Expenses From Salaries and Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Expenses From Salaries and Employee Benefits [Abstract]
Schedule of Expense for Employee Benefit Obligation	The composition of the expense for employee benefit obligations during the period 2023, 2022 and 2021 is as follows:
	2023	2022	2021
	MCh$	MCh$	MCh$

Expenses for short-term employee benefit	534,177	491,696	427,434
Expenses for employee benefits due to termination of employment contract	35,391	27,381	16,221
Training expenses	3,751	2,596	1,956
Expenses for nursery and kindergarten	1,513	1,403	1,536
Other personnel expenses	7,852	5,150	3,805
Total	582,684	528,226	450,952